Shareholders’ Equity (Details Narrative) - USD ($)						6 Months Ended		12 Months Ended
	Feb. 04, 2025	Jan. 15, 2025	Sep. 25, 2024	Sep. 04, 2024	Jun. 06, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Jun. 08, 2026	Jun. 07, 2026	Sep. 03, 2024	Jun. 30, 2024	Mar. 08, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Ordinary shares, authorized										450,000,000			500,000,000
Ordinary shares, par value													$ 0.0001
Ordinary shares, voting rigths						Each holder of Class A ordinary share is entitled to exercise one vote for each Class A ordinary held on any and all matters to be voted thereon in a general meeting of shareholders, and each holder of Class B ordinary share is entitled to exercise ten votes for each Class B ordinary share held on any and all matters to be voted thereon in a general meeting of shareholders.
Cash received from shareholder							$ 9,660,000
Uni-Fuels Group Inc [Member]
Class of Stock [Line Items]
Ordinary shares, par value					$ 1
Capital contribution from shareholder, shares					3,899,999
Capital contribution from shareholder					$ 3,899,999
Dividend distribution					3,099,999
Cash received from shareholder					$ 800,000
Consultant [Member]
Class of Stock [Line Items]
Share based compensation								$ 42,755
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, authorized						4,500,000,000		450,000,000	4,500,000,000				450,000,000
Ordinary shares, par value			$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Ordinary shares, shares issued			7,350,000			9,815,000		9,815,000
Conversion of stock, shares issued			1,350,000	6,000,000
Ordinary shares, shares outstanding						9,815,000		9,815,000
Ordinary shares, value outstanding										$ 50,000
Stockholders equity, other shares						4,050,000,000
Common Class A [Member] | Consultant [Member]
Class of Stock [Line Items]
Ordinary shares, par value								$ 0.0001
Shares issued for services								50,000
Shares price per share								$ 0.86
Common Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Number of shares issued		2,100,000
Common Class A [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Number of shares issued	315,000
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, authorized						500,000,000		50,000,000	500,000,000	50,000,000	29,999,999		50,000,000
Ordinary shares, par value						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares issued			22,650,000			22,650,000		22,650,000				30,000,000	1	30,000,000
Conversion of stock, shares converted			1,350,000	6,000,000
Ordinary shares, shares outstanding						22,650,000		22,650,000				30,000,000		30,000,000
Ordinary shares, value outstanding									$ 500,000
Stockholders equity, other shares						450,000,000